PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

October 10, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	AIM Growth Series (Invesco Growth Series)

1933 Act Registration No. 002-57526

1940 Act Registration No. 811-02699

CIK No. 0000202032

Ladies and Gentlemen:

On behalf of AIM Growth Series (Invesco Growth Series) (the “Registrant”), attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act’”), and Rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment No. 151 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. This Amendment is being filed in order to register Class S shares of Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (the “Fund”). The Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission. The Staff previously reviewed the Fund’s complete registration statement in connection with a Rule 485(a) filing filed on November 2, 2018 as Post-Effective Amendment Nos. 141/137, Accession No. 0001193125-18-317296 (“PEA 141”), which did not include Class S shares. The primary material changes from the Amendment as compared to PEA 141 are provisions in the Fund’s prospectus and SAI relating to the addition of Class S shares. The sections in the Fund’s prospectus and SAI that we believe contain the new information related to Class S shares are:

Prospectus:

•	Fees and Expenses of the Fund

•	Performance Information

•	Purchase and Sale of Fund Shares

•	Shareholder Account Information

SAI:

•	Distribution of Securities

•	Appendix L

•	Appendix M

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; (ii) updating financial and certain other information contained in the prospectus and the SAI; and (iii) making certain non-material changes. Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5086 or emily.ast@invesco.com.

Very truly yours,

/s/ Emily Ast

Emily Ast

Senior Counsel